Statement of Operations (USD $)	1 Months Ended
Feb. 28, 2014
Revenue earned during the development stage	$ 1,175
Cost of revenue	529
Gross margin	646
Operating expenses
Professional fees	15,000
Rent	350
Total operating expenses	15,350
Loss from operations	(14,704)
Other income (expense)
Interest expense	(37)
Other income (expense), net	(37)
Loss before income tax provision	(14,741)
Income tax provision	0
Net loss	$ (14,741)
Net loss per common share
- basic and diluted (in dollars per share)	$ 0.00
Weighted average common shares outstanding
- basic and diluted (in shares)	9,000,000